Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options at the date of granted

	Year ended December 31
	2016	2017
Average risk-free rate of interest	1.49% - 2.45%	2.27% - 2.45%
Expected volatility	40.92% - 41.88%	40.47% - 41.32%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.08 - 0.10	0.10 - 0.16

Summary of aggregate option activity and information regarding options outstanding

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		US$		US$
Outstanding on January 1, 2018	175,535,767	0.06	6.71	13,507,650
Granted	—
Forfeited	(4,062,571)	0.16
Expired	(1,500,260)	0.11
Outstanding on December 31, 2018	169,972,936	0.05	5.65	19,699,547
Exercisable on December 31, 2018	125,119,174	0.04	5.21	15,835,782

Summary of the RSU activity

		Weighted average grant date
	Number of restricted shares	fair value
		US$
Nonvested restricted shares outstanding at January 1, 2018	—	—
Granted	33,948,333	0.27
Vested	(150,000)	(0.28)
Forfeited	(1,430,000)	(0.31)
Nonvested restricted shares outstanding at December 31, 2018	32,368,333	0.26